Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Statement [LineItems]
CONSOLIDATED NET INCOME (LOSS)	$ 15,070	$ 768	$ (11,654)	$ 10,527
Other comprehensive income, net of taxes:
Valuation of the effective portion of derivative financial instruments, net of taxes	(437)	(20)	(266)	715
Exchange differences on the translation of foreign operations and associates	(7,234)	(371)	15,207	16,052
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods	(7,671)	(391)	14,941	16,767
Items that will not be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	(1,039)	(53)
Re-measurements of the net defined benefit liability, net of taxes	259	13	28	(123)
Other comprehensive income (loss) not being reclassified to profit or loss in subsequent periods	(780)	(40)	28	(123)
Total comprehensive (loss) income, net of tax	(8,451)	(430)	14,969	16,644
Consolidated comprehensive income for the year, net of tax	6,619	337	3,315	27,171
Continuing operation [member]
Attributable to:
Equity holders of the parent	3,984	203	841	24,818
Non-controlling interest	(421)	(21)	146	$ 2,353
Discontinued operations [member]
Other comprehensive income, net of taxes:
Exchange differences on the translation of foreign operations and associates	(811)		2,830
Attributable to:
Equity holders of the parent	2,817	143	2,500
Non-controlling interest	$ 239	$ 12	$ (172)